ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	December 31, 2020	December 31, 2019
Trade payables	$306,737	$170,940
Accrued liabilities	104,091	33,821
	$410,828	$204,761